Share capital (Details 1)	12 Months Ended
Dec. 31, 2023 £ / shares shares
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | £ / shares	£ 0.0001
Beginning balance, shares
Private Placements	155,461
Registered Direct Offering
Registered Offering	1,911,176
Adhera Assignment and Exchange Agreement	899,642
Exercised	(155,461)
Ending balance, shares	2,810,818
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | £ / shares	£ 214.40
Beginning balance, shares
Private Placements	32,327
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised	(32,327)
Ending balance, shares
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | £ / shares	£ 214.40
Beginning balance, shares
Private Placements	48,491
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised	(48,491)
Ending balance, shares
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | £ / shares	£ 16.00
Beginning balance, shares
Private Placements
Registered Direct Offering	415,043
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised	(415,043)
Ending balance, shares